Convertible debentures (Tables)	12 Months Ended
Jun. 30, 2025
Convertible debentures
Schedule of components of convertible debentures

	June 30,	June 30,
	2025	2024
Principal balance	$8,740,000	$10,840,000
Less: conversions into ordinary shares	(7,780,000)	(1,200,000)
Less: repayments in cash	(960,000)	(1,860,000)
Remaining balance	—	7,780,000
Less: debentures discount and debts issuance cost	—	(2,615,989)
Total	$—	$5,164,011
Less: non-current	—	(3,283,992)
Total current	$—	$1,880,019

Convertible Debt Issued on October 21, 2022
Convertible debentures
Schedule of Black Scholes options pricing model

Share price	$0.27
Exercise price	$1.20
Expected terms (in years)	7
Expected volatility	109%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.52%

Convertible Debt Issued on December 29, 2023
Convertible debentures
Schedule of Black Scholes options pricing model

Share price	$4.15
Exercise price	$15.00
Expected terms (in years)	10
Expected volatility	175%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.72%